VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Aerospace & Defense—0.8%
Axon Enterprise, Inc.(1)	50,000	$ 9,949
Automobiles—3.9%
Tesla, Inc.(1)	186,100	46,566
Broadline Retail—7.5%
Amazon.com, Inc.(1)	462,600	58,806
Global-e Online Ltd.(1)	250,000	9,935
MercadoLibre, Inc.(1)	17,000	21,554
		90,295

Capital Markets—0.4%
Broadridge Financial Solutions, Inc.	27,000	4,834
Communications Equipment—1.5%
Arista Networks, Inc.(1)	54,700	10,061
Cisco Systems, Inc.	140,000	7,526
		17,587

Electrical Equipment—0.2%
Shoals Technologies Group, Inc. Class A(1)	150,000	2,738
Electronic Equipment, Instruments & Components—2.0%
Amphenol Corp. Class A	150,000	12,599
CDW Corp.	59,800	12,065
		24,664

Entertainment—0.4%
Sea Ltd. ADR(1)	101,300	4,452
Financial Services—2.3%
Mastercard, Inc. Class A	25,000	9,898
Toast, Inc. Class A(1)	146,400	2,742
Visa, Inc. Class A	65,000	14,950
		27,590

Ground Transportation—1.5%
Uber Technologies, Inc.(1)	392,200	18,037
Hotels, Restaurants & Leisure—1.0%
Airbnb, Inc. Class A(1)	20,000	2,744
Booking Holdings, Inc.(1)	3,000	9,252
		11,996

	Shares	Value

Interactive Media & Services—15.6%
Alphabet, Inc. Class C(1)	850,000	$ 112,073
Meta Platforms, Inc. Class A(1)	253,000	75,953
		188,026

IT Services—5.3%
MongoDB, Inc. Class A(1)	65,000	22,481
Shopify, Inc. Class A(1)	450,000	24,556
Snowflake, Inc. Class A(1)	110,000	16,805
		63,842

Media—2.8%
Trade Desk, Inc. (The) Class A(1)	425,000	33,214
Professional Services—0.1%
Paycom Software, Inc.	5,000	1,296
Real Estate Management & Development—0.3%
DigitalBridge Group, Inc.	213,000	3,745
Semiconductors & Semiconductor Equipment—21.5%
Advanced Micro Devices, Inc.(1)	325,000	33,417
Applied Materials, Inc.	76,000	10,522
ASML Holding N.V. Registered Shares	19,000	11,185
Enphase Energy, Inc.(1)	49,600	5,959
First Solar, Inc.(1)	55,000	8,887
KLA Corp.	20,000	9,173
Micron Technology, Inc.	250,000	17,008
Monolithic Power Systems, Inc.	38,100	17,602
NVIDIA Corp.	215,000	93,523
NXP Semiconductors N.V.	91,000	18,193
ON Semiconductor Corp.(1)	355,000	32,997
		258,466

Software—25.6%
Adobe, Inc. (1)	65,000	33,143
BILL Holdings, Inc.(1)	15,000	1,629
Cadence Design Systems, Inc.(1)	50,000	11,715
Crowdstrike Holdings, Inc. Class A(1)	85,000	14,227
Datadog, Inc. Class A(1)	35,000	3,188
DoubleVerify Holdings, Inc.(1)	274,000	7,658
Fortinet, Inc.(1)	250,000	14,670
	Shares	Value

Software—continued
HubSpot, Inc.(1)	7,000	$ 3,448
Intuit, Inc.	18,000	9,197
Microsoft Corp.	325,000	102,619
Oracle Corp.	200,000	21,184
Palo Alto Networks, Inc.(1)	155,000	36,338
Salesforce, Inc.(1)	58,000	11,761
ServiceNow, Inc.(1)	52,000	29,066
Zscaler, Inc.(1)	50,000	7,780
		307,623

Technology Hardware, Storage & Peripherals—7.1%
Apple, Inc.	500,000	85,605
Total Common Stocks (Identified Cost $735,075)		1,200,525

Total Long-Term Investments—99.8% (Identified Cost $735,075)		1,200,525

TOTAL INVESTMENTS—99.8% (Identified Cost $735,075)		$1,200,525
Other assets and liabilities, net—0.2%		2,658
NET ASSETS—100.0%		$1,203,183

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	93%
Netherlands	2
Canada	2
Uruguay	2
Israel	1
Total	100%
† % of total investments as of September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,200,525	$1,200,525
Total Investments	$1,200,525	$1,200,525
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Zevenbergen Technology Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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